Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT REPORTING
7.	SEGMENT REPORTING

Management currently identifies the Group's three sales models as operating segments, which are wholesale, retail and contract manufacturing. The segment presentation is in accordance with management's expectation of future business developments. These operating segments are monitored and strategic decisions are made on the basis of segmental gross margins.

By business	Wholesale			Retail			Subcontracting			Consolidated
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Sales to external customers	10,308,309	13,584,754	15,034,800	571,403	2,375,773	6,983,592	5,585,850	2,574,589	1,744,144	16,465,562	18,535,116	23,762,536
Segment revenue	10,308,309	13,584,754	15,034,800	571,403	2,375,773	6,983,592	5,585,850	2,574,589	1,744,144	16,465,562	18,535,116	23,762,536
Segment gross margins/(loss)	3,268,945	2,245,944	2,277,858	319,706	(5,402,994)	(14,291,680)	2,162,393	840,913	502,007	5,751,043	(2,316,136)	(11,511,815)
Reconciling items										(5,412,858)	(21,074,581)	(7,901,842)
Profit/(loss) before tax										338,185	(23,390,717)	(19,413,657)
Income tax income/(expense)										(442,590)	5,422,119	4,598,061
Profit/(loss) for the year										(104,405)	(17,968,598)	(14,815,596)

	As of December 31, 2019
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	24,741,115	7,979,513	13,492	32,734,120
Non-current assets	10,047,963	18,306,697		28,354,660
Total assets	34,789,078	26,286,610	13,492	61,088,780

Current liabilities	3,066,041	1,483,891	2,094,462	6,644,394
Total liabilities	3,066,041	1,483,891	2,094,462	6,644,394

	As of December 31, 2018
	Wholesale and Retail	Subcontracting	Unallocated	Consolidated
Current assets	24,915,855	6,394,814	17,462	31,328,131
Non-current assets	10,236,126	19,601,749	-	29,837,875
Total assets	35,151,981	25,996,563	17,462	61,166,006

Current liabilities	3,417,655	1,590,564	1,856,467	6,864,685
Total liabilities	3,417,655	1,590,564	1,856,467	6,864,685

Geographical information

The Group's operations are located in the PRC and all of the Group's revenue is derived from sales to customers in the PRC. Hence, no analysis by geographical area of operations is provided.

Information about major customers

Major distributors that make up 10% or more of wholesale revenue are as below:

	Year ended December 31,
	2019	2018	2017
Distributor A	1,019,139	1,331,194	1,454,862
Other distributors	9,289,170	12,253,560	13,579,938
	10,308,309	13,584,754	15,034,800

Information about major suppliers

Major suppliers that make up 10% or more of purchases are as below:

	Year ended December 31,
	2019	2018	2017
Supplier A	1,270,597	3,031,310	2,403,309
Supplier B	2,325,926	2,879,110	-
Supplier C	504,779	-	1,530,429
Supplier D	1,212,778	-	1,714,468
Supplier E	869,365	-	1,684,743
Supplier F	1,222,864	1,684,910	-
Other suppliers	62,948	2,901,982	5,065,563
	7,469,257	10,497,311	12,398,512